Finance income and costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Finance income
Net interest income on pensions and other post-retirement benefit obligations	£ 100	£ 85	£ 0
Interest income on financial instruments:
Bank deposits and other financial assets	139	80	32
Dividends received on equities held at fair value through other comprehensive income (FVOCI)	1	1	3
Net gains/(losses) on FVTPL financial assets	4	(28)	(15)
Other income	4	0	30
Finance income	248	138	50
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts	(140)	(328)	(216)
Other borrowings	(1,424)	(1,330)	(961)
Interest on derivatives	(277)	(170)	(59)
Unwinding of discount on provisions	(102)	(88)	(73)
Other interest	(31)	(13)	11
Derivatives designated as hedges for hedge accounting²	13	22	45
Derivatives not designated as hedges for hedge accounting	(2)	60	29
Less: interest capitalised	251	249	152
Finance costs	(1,712)	(1,598)	(1,072)
Finance income and costs	(1,464)	(1,460)	(1,022)
Net finance costs from continuing operations	£ 271	£ (86)	£ 110
Capitalisation rate of borrowing costs eligible for capitalisation	4.70%	4.70%	3.20%
Tax relief on capitalised interest	£ 39	£ 30	£ 16
Amount of accretion on inflation linked liabilities	£ 208	£ 483	£ 241